Basic and Diluted Net Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted net loss per share

15. Basic and diluted net loss per share

Basic net income loss per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net income per share is computed based on the weighted average number of ordinary shares outstanding during the period plus potential shares (deriving from warrants and convertible notes) considered outstanding during the period, in accordance with ASC 260-10 as determined under the treasury stock method.

	Three month period ended September 30,		Nine month period ended September 30,
	2021	2020	2021	2020
Numerator:
Net income (loss) attributable to common shareholders	$1,672	$(960)	(5,986)	(3,897)
Denominator:
Weighted average common shares outstanding – basic	387,652,549	186,230,830	288,984,065	150,650,949
Weighted average common shares outstanding – diluted	397,201,067	194,948,069	299,740,036	159,368,188
Net income (loss) per share attributable to common shareholders – basic and diluted	$0.00	$(0.01)	$(0.02)	$(0.03)

In the three month period ended September 30, 2021 the Company’s diluted weighted shares outstanding includes outstanding warrants however the basic and diluted income per share amounts were the same. In the three month period ended September 30, 2020 and the nine month periods ended September 30, 2021 and 2020, the Company’s unvested restricted shares and restricted share units have been excluded from the computation of basic net loss per share attributable to common shareholders.

The Company’s potentially dilutive securities, which include warrants and shares issuable upon conversion of convertible debt, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	Three month period ended September 30,		Nine month period ended September 30,
	2021	2020	2021	2020
Warrants	9,548,518	8,717,239	10,755,971	8,717,239

22. Basic and diluted net loss per share

Basic net loss per share is computed based on the weighted average number of ordinary shares outstanding during each period. Diluted net loss per share is computed based on the weighted average number of ordinary shares outstanding during the period plus potential shares (deriving from warrants and convertible notes) considered outstanding during the period, in accordance with ASC 260-10 as determined under the treasury stock method. Basic and diluted net loss per share attributable to common shareholders was as follows:

	Years Ended December 31,
	2020	2019
Numerator:
Net loss attributable to common shareholders	$(5,073)	$(14,400)
Denominator:
Weighted average common shares outstanding – basic and diluted	163,238,991	63,407,230
Net loss per share attributable to common shareholders – basic and diluted	$(0.03)	$(0.23)

The Company’s unvested restricted shares and restricted share units have been excluded from the computation of basic net loss per share attributable to common shareholders.

The Company’s potentially dilutive securities, which include warrants and shares issuable upon conversion of convertible debt, have been excluded from the computation of diluted net loss per share attributable to common shareholders as the effect would be to reduce the net loss per share attributable to common shareholders. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share attributable to common shareholders is the same. The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common shareholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of December 31,
	2020	2019
Warrants	8,523,918	4,387,223
Convertible debt	960,216	—
	9,484,134	4,387,223